Income Taxes	12 Months Ended
Jun. 30, 2018
Income taxes paid (refund) [abstract]
Disclosure of income tax [Text Block]
13.
Income Taxes

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Current tax expense
Current year	10,569	9,637	9,387
Adjustment for prior years	(220)	1,230	(2,357)
	10,349	10,867	7,030
Deferred tax expense
Origination and reversal of temporary differences	(1,249)	(653)	367
Effect of change in tax rates	-	-	(198)
Recognition of previously unrecognised tax losses	(328)	-	-
Adjustments for prior years	(159)	(1,222)	(237)
	(1,736)	(1,875)	(68)
Income tax expense	8,613	8,992	6,962

The Company’s tax charge comes solely from tax payable/receivable in overseas tax jurisdictions, particularly from PGW, which has a statutory tax rate of 28%.

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
(Loss) / Profit before tax	(6,037)	15,741	16,205
Tax expense calculated at statutory tax rates applicable to profits in the respective countries	2,658	9,280	10,587
(Income)/expense not (recoverable)/deductible for tax	4,028	156	795
Effect of tax exemptions	(560)	(1,552)	(2,102)
Effect of foreign tax rate difference	508	(139)	(659)
Losses not recognized	2,025	1,234	501
Under provision in prior years	(379)	9	(2,595)
Others	333	4	435
	8,613	8,992	6,962

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Income tax recognized directly in equity
Income tax on changes in fair value of cash flow hedges	-	407	(729)
Income tax on movement of actuarial gain/(loss) on employee benefit plans	(684)	(154)	2,003
	(684)	253	1,274

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	As of June 30,		As of June 30,		As of June 30,
	2018	2017	2018	2017	2018	2017
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Property, plant and equipment	-	-	(110)	(380)	(110)	(380)
Intangible assets	-	-	(66)	(334)	(66)	(334)
Employee benefits	7,236	7,062	-	-	7,236	7,062
Provisions and Accrued expenses	3,788	3,428	(486)	(71)	3,302	3,357
Other items	891	1,396	-	-	891	1,396
Tax assets / (liabilities)	11,915	11,886	(662)	(785)	11,253	11,101

Movement in deferred tax on temporary differences during the year

	Property, plant and equipment	Intangible assets	Employee benefits	Provisions and accrued expenses	Other items	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Balance as of July 1, 2016	(1,658)	(309)	8,773	2,149	1,222	10,177
Recognized in profit or loss	1,296	(14)	(237)	700	131	1,876
Recognized in other comprehensive income	-	-	(1,704)	-	407	(1,297)
Exchange difference	(18)	(11)	230	508	(364)	345

Balance as of July 1, 2017	(380)	(334)	7,062	3,357	1,396	11,101
Recognized in profit or loss	253	255	1,435	213	(420)	1,736
Recognized in other comprehensive income	-	-	(684)	-	-	(684)
Exchange difference	17	13	(577)	(268)	(85)	(900)
Balance as of June 30, 2018	(110)	(66)	7,236	3,302	891	11,253

Unrecognized tax losses/Unrecognized temporary differences

The Group has $7.5 million of unrecognized deferred tax assets relating to unrecognized losses as of June 30, 2018 (2017: $7.6 million) and $1.8 million of unrecognized deferred tax assets relating to unrecognized temporary differences (2017: $1.8 million). These unrecognized tax assets largely relate to carried forward and current year losses in the Australian and China operations of the Group. As of June 30, 2018, the accumulated tax losses in China amounting to $8.3 million (2017: $10.2 million) will expire in five years. There is no expiry period for the tax losses in Australia.